Income Taxes (Details Textual)	12 Months Ended
Sep. 30, 2018 USD ($)
Operating loss carryforwards	$ 15,789,654
Federal statutory rate	35.00%
Operating loss carryforwards future taxable income expire date	Dec. 31, 2038
Minimum [Member]
Federal statutory rate	34.00%
Maximum [Member]
Federal statutory rate	21.00%